Quarterly Financial Information	7 Months Ended
Dec. 31, 2020
BOWX ACQUISITION CORP [Member]
Quarterly Financial Information
Note 12 — Quarterly Financial Information (Unaudited) (Restated)
The following tables contain unaudited quarterly financial information for the quarterly period ended September 30, 2020, that has been updated to reflect the restatement of the Company’s financial statements as described in Note 2—Restatement of Previously Issued Financial Statements. The restatement had no impact net loss, net cash flows from operating, investing or financing activities. The Company has not amended its previously filed Quarterly Report on Form 10-Q for the quarterly Affected Periods. The financial information that has been previously filed or otherwise reported for the Affected Periods is superseded by the information in this Annual Report, and the financial statements and related financial information for the Affected Periods contained in such previously filed report should no longer be relied upon.

	As of September 30, 2020
	As Previously Restated	Restatement Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$484,512,579	$—	$484,512,579

Total liabilities	26,927,974	—	26,927,974
Class A common stock subject to possible redemption	452,584,600	30,415,400	483,000,000
Stockholders’ equity (deficit)
Preferred stock	—	—	—
Class A common stock	304	(304)	—
Class B common stock	1,208	—	1,208
Additional paid-in-capital	6,336,054	(6,336,054)	—
Accumulated deficit	(1,337,561)	(24,079,042)	(25,416,603)

Total stockholders’ equity (deficit)	5,000,005	(30,415,400)	(25,415,395)

Total liabilities, Class A common stock subject to possible redemption and stockholders’ equity (deficit)	$484,512,579	$—	$484,512,579

The Company’s statement of stockholders’ equity has been restated to reflect the changes to the impacted stockholders’
equity
accounts described above.

	For the Three Months Ended September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,314,096)	$—	$(1,314,096)

Weighted average shares outstanding of Class A common stock, basic and diluted	47,612,727	(19,148,597)	28,464,130
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.03)	$(0.03)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	(736,141)	11,338,859
Basic and diluted net loss per share of Class B common stock	$(0.11)	$0.08	$(0.03)

	For the Period from May 19, 2020 (Inception) through September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(1,337,561)	$—	$(1,337,561)

Weighted average shares outstanding of Class A common stock, basic and diluted	47,612,727	(27,154,133)	20,458,594
Basic and diluted net income (loss) per share of Class A common stock	$0.00	$(0.04)	$(0.04)
Weighted average shares outstanding of Class B common stock, basic and diluted	12,075,000	(972,070)	11,102,930
Basic and diluted net loss per share of Class B common stock	$(0.11)	$0.07	$(0.04)

	For the Period from May 19, 2020 (Inception) through September 30, 2020
	As Previously Restated	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial Value of Class A common stock subject to possible redemption	$401,719,790	$(401,719,790)	$—
Change in fair value of Class A common stock subject to possible redemption	$50,864,810	$(50,864,810)	$—
Accretion on Class A common stock subject to possible redemption amount	$—	$26,169,980	$26,169,980